SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Intellectual Property
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years